Income Taxes - Non Capital Losses Carried Forward to Reduce Future Period Taxable Income (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 1,084	$ 991
2034 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	2	2
2035 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	220	220
2036 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	549	549
2037 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	121	121
2038 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	5	99
2039 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 187	$ 0